CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Revenues, net of business tax, value-added tax and related surcharges (including financing lease income from related party amounting to RMB2,083, RMB1,194 and RMB252(US$40) for the years ended December 31, 2013, 2014 and 2015, respectively)	$ 95,169	¥ 616,485	¥ 606,883	¥ 563,124
Cost of revenues	(54,546)	(353,336)	(274,562)	(217,655)
Gross profit	40,623	263,149	332,321	345,469
Operating expenses:
Selling expenses	(17,416)	(112,815)	(95,096)	(104,667)
General and administrative expenses (including consultation service fees to related party amounting to nil , nil and RMB113(US$17) for the years ended December 31, 2013, 2014 and 2015, respectively)	(20,524)	(132,952)	¥ (53,576)	¥ (84,506)
Impairment of long-lived assets	(3,570)	(23,125)
Operating income (loss)	(887)	(5,743)	¥ 183,649	¥ 156,296
Interest expense (including interest expense to related party amounting to nil, nil and RMB6,705(US$1,035) for the years ended December 31, 2013, 2014 and 2015, respectively)	(8,215)	(53,214)	(53,470)	(36,884)
Foreign exchange gain	1,597	10,348	9,585	784
Loss from disposal of property, plant and equipment	(651)	(4,220)	(3,955)	(1,235)
Interest income	3,465	22,447	21,208	¥ 9,828
Changes in fair value of derivative	5,207	33,731	¥ 2,605
Loss on debt extinguishment	(5,657)	(36,648)
Income (loss) from equity method investments	(860)	(5,572)	¥ 13,911	¥ 13,470
Other income, net	5,190	33,617	2,113	2,010
Income (loss) from continuing operations before income tax	(811)	(5,254)	175,646	144,269
Income tax expenses	(11,427)	(74,025)	(80,850)	(63,838)
Net income (loss) from continuing operations	$ (12,238)	¥ (79,279)	94,796	80,431
Net income from discontinued operations			25,476	10,765
Net income (loss)	$ (12,238)	¥ (79,279)	120,272	91,196
Net income (loss) attributable to noncontrolling interests	(151)	(975)	(4,437)	5,303
Net income (loss) attributable to ordinary shareholders	$ (12,087)	¥ (78,304)	¥ 124,709	¥ 85,893
Earnings (loss) per share
From continuing operations | (per share)	$ (0.09)	¥ (0.58)	¥ 0.70	¥ 0.61
From discontinued operations | (per share)			0.22	0.03
Basic | (per share)	$ (0.09)	¥ (0.58)	0.92	0.64
From continuing operations | (per share)	$ (0.09)	¥ (0.58)	0.70	0.61
From discontinued operations | (per share)			0.22	0.03
Diluted | (per share)	$ (0.09)	¥ (0.58)	¥ 0.92	¥ 0.64
Weighted average number of shares outstanding:
Basic	134,546,772	134,546,772	134,836,300	135,077,172
Diluted	134,546,772	134,546,772	135,180,642	135,077,172
Other comprehensive income (loss), net of tax
Foreign currency translation	$ (4,311)	¥ (27,923)	¥ (3,368)	¥ 1,672
Total other comprehensive income (loss), net of tax	(4,311)	(27,923)	(3,368)	1,672
Comprehensive income (loss)	(16,549)	(107,202)	116,904	92,868
Comprehensive income (loss) attributable to noncontrolling interests	(151)	(975)	(4,437)	5,303
Comprehensive income (loss) attributable to Concord Medical Services Holdings Limited's shareholders	$ (16,398)	¥ (106,227)	¥ 121,341	¥ 87,565